                    OPPENHEIMER DISCIPLINED ALLOCATION FUND
                    Supplement dated March 31, 2003 to the
 Statement of Additional Information dated December 23, 2002, Revised January
                                   15, 2003

The Statement of Additional Information is changed as follows:

1.    The Supplement dated February 19, 2003 is hereby withdrawn.

2.    The subheading  titled  "Futures" on page 23 is changed by replacing the first three paragraphs of with the following three paragraphs.

o     Futures. The Fund can buy and sell exchange-traded futures contracts that relate to (1) broadly-based stock indices ("stock index futures") (2) an individual stock ("single stock futures") (3)
         debt securities (these are referred to as "interest rate
         futures"), (4) other broadly- based securities indices (these are referred to as "financial futures"), (5) foreign
         currencies (these are referred to as "forward contracts"), (6)
         securities or (7) commodities (these are referred to as
         "commodity futures").

            A broadly-based stock index is used as the basis for
         trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of
         industries. A stock index assigns relative values to the
         common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks.
         A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures
         obligation. Either party may also settle the transaction by entering into an offsetting contract.

            An interest rate future obligates the seller to deliver
         (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the
         position. Similarly, a single stock future obligates the
         seller to deliver (and the purchaser to take) cash or a
         specified equity security to settle the futures transaction.
         Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not
         fungible among the exchanges.

3.    The section  captioned "Board of Directors and Oversight  Committees" on page 36 is amended as follows:

    a.The second  sentence of the second  paragraph  under that  caption is revised to read:

      "The  members  of the  Audit  Committee  are  Kenneth  A.  Randall
          (Chairman) and Edward Reagan."

   b. The first  sentence  of the third  paragraph  under  that  caption is revised to read:

      "The  members of the Study  Committee  are  Robert G. Galli  (Chairman),
      Elizabeth Moynihan and Joel Motley."

4.    Effective March 31, 2003, Mr. Benjamin  Lipstein  retired as a Director.
   Therefore,  the Statement of Additional  Information is revised by deleting the biography for Mr. Lipstein on page 39.

5.    In the  Director  compensation  table on pages 43 and 44, the  following footnote is added following Messrs. Yeutter, Levy and Lipstein:

3.    Effective January 1, 2003, Clayton Yeutter became Chairman of the Board of Trustees/Directors of the Board I Funds upon the retirement of
         Leon Levy.  Effective March 31, 2003, Mr. Lipstein retired as a
         Director.

March 31, 2003                                                      PX0205.011

                            OPPENHEIMER VALUE FUND
                    Supplement dated March 31, 2003 to the
 Statement of Additional Information dated December 23, 2002, Revised January
                                   15, 2003

The Statement of Additional Information is changed as follows:

   1. The Supplement dated February 19, 2003 is hereby withdrawn.

2.    The  subheading  titled  "Futures"  on  pages  18 and 19 is  changed  by replacing  the  first  three  paragraphs  of with  the  following  three paragraphs.

o     Futures. The Fund can buy and sell exchange-traded futures contracts that relate to (1) broadly-based stock indices ("stock
            index futures") (2) an individual stock ("single stock
            futures") (3) debt securities (these are referred to as
            "interest rate futures"), (4) other broadly- based
            securities indices (these are referred to as "financial
            futures"), (5) foreign currencies (these are referred to as
            "forward contracts"), (6) securities or (7) commodities
            (these are referred to as "commodity futures").

            A broadly-based stock index is used as the basis for
         trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of
         industries. A stock index assigns relative values to the
         common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks.
         A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures
         obligation. Either party may also settle the transaction by entering into an offsetting contract.

            An interest rate future obligates the seller to deliver
         (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the
         position. Similarly, a single stock future obligates the
         seller to deliver (and the purchaser to take) cash or a
         specified equity security to settle the futures transaction.
         Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not
         fungible among the exchanges.

3.    The section  captioned "Board of Directors and Oversight  Committees" on page 32 is amended as follows:

      a.    The second sentence of the second  paragraph under that caption is revised to read:

            "The members of the Audit  Committee  are Kenneth A. Randall
          (Chairman) and Edward Reagan."
      b.    The first  sentence of the third  paragraph  under that caption is revised to read:

            "The  members  of  the  Study   Committee   are  Robert  G.  Galli
            (Chairman), Elizabeth Moynihan and Joel Motley."

4.    Effective March 31, 2003, Mr. Benjamin Lipstein retired as a Director.
      Therefore, the Statement of Additional Information is revised by deleting the biography for Mr. Lipstein on page 35.

5.    In the Director compensation table on page 39, the following footnote is added following Messrs. Yeutter, Levy and Lipstein:

6.    Effective January 1, 2003, Clayton Yeutter became Chairman of the Board of Trustees/Directors of the Board I Funds upon the retirement of Leon
      Levy.  Effective March 31, 2003, Mr. Lipstein retired as a Director.

March 31, 2003                                                      PX0375.008